Basis of preparation - Disclosure of sensitivity analysis for actuarial assumptions (Details) € in Millions	Dec. 31, 2024 EUR (€)
Pension benefits | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 573
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(549)
Pension benefits | Actuarial assumption of discount rates | Germany and France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	106
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(100)
Pension benefits | Actuarial assumption of discount rates | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	45
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(43)
Pension benefits | Actuarial assumption of discount rates | U.S. and Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	415
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	(399)
Pension benefits | Actuarial assumption of discount rates | Other
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	7
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (7)
Health care and life insurance plans | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ 68
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (66)
Health care and life insurance plans | Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	€ (13)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ 15